CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Nov. 29, 2021	Apr. 14, 2021
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	523,782	520,459
Preferred stock, shares outstanding (in shares)	523,782	520,459
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, shares issued (in shares)	7,451,977	7,448,601
Common stock, shares outstanding (in shares)	7,451,977	7,448,601